Related Party Transactions and Balances - Schedule of Amounts Due to Related Party (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Zhen Fan [Member]
Schedule of Amounts Due to Related Party [Line Items]
Amounts due to a related party, net	$ 6,187	$ 6,187
Lei Xu [Member]
Schedule of Amounts Due to Related Party [Line Items]
Amounts due to a related party, net	55,933
Related Party [Member]
Schedule of Amounts Due to Related Party [Line Items]
Amounts due to a related party, net	$ 62,120	$ 6,187